Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Impaired loans, Average recorded investment	¥ 150,407,299	¥ 414,160,711
Impaired loans, Interest and fees income recognized	123,149,166	83,478,689
First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Impaired loans, Average recorded investment	64,281,802	209,780,721
Impaired loans, Interest and fees income recognized	59,959,073	40,805,772
Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of average recorded investment in impaired loans [Line Items]
Impaired loans, Average recorded investment	86,125,497	204,379,990
Impaired loans, Interest and fees income recognized	¥ 63,190,093	¥ 42,672,917